Loans	12 Months Ended
Dec. 31, 2014
Loans [Abstract]
Loans

NOTE 5 - LOANS

Loans at December 31, 2014 and 2013 consist of the following:

	2014	2013

Residential real estate	$80,367,773	$56,227,548
Commercial	235,988,490	196,808,249
Agriculture	39,781,326	38,343,403
Consumer	4,799,575	3,933,869
Total loans	$360,937,164	$295,313,069

Fixed rate loans approximated $65,287,000 at December 31, 2014 and $48,206,000 at December 31, 2013.  Certain commercial and agricultural loans are secured by real estate.

Most of the Corporation’s lending activities are with customers located in Northwestern and West Central Ohio.  As of December 31, 2014 and 2013, the Corporation’s loans from borrowers in the agriculture industry represent the single largest industry and amounted to $39,781,326 and $38,343,403, respectively.  Agriculture loans are generally secured by property and equipment.  Repayment is primarily expected from cash flow generated through the harvest and sale of crops or milk production for dairy products.  Agriculture customers are subject to various risks and uncertainties which can adversely impact the cash flow generated from their operations, including weather conditions; milk production; health and stability of livestock; costs of key operating items such as fertilizer, fuel, seed, or animal feed; and market prices for crops, milk, and livestock.  Credit evaluation of agricultural lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

The Corporation originates 1-4 family real estate and consumer loans utilizing credit reports to supplement the underwriting process. The Corporation’s underwriting standards for 1-4 family loans are generally in accordance with the Federal Home Loan Mortgage Corporation (FHLMC) manual underwriting guidelines.  Properties securing 1-4 family real estate loans are appraised by fee appraisers, which is independent of the loan origination function and has been approved by the Board of Directors and the Loan Policy Committee.  The loan-to-value ratios normally do not exceed 80% without credit enhancements such as mortgage insurance.  The Corporation will lend up to 100% of the lesser of the appraised value or purchase price for conventional 1-4 family real estate loans, provided private mortgage insurance is obtained. The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan.  To monitor and manage loan risk, policies and procedures are developed and modified, as needed by management. This activity, coupled with smaller loan amounts that are spread across many individual borrowers, minimizes risk. Additionally, market conditions are reviewed by management on a regular basis.  The Corporation’s 1-4 family real estate loans are secured primarily by properties located in its primary market area.

Commercial and agricultural real estate loans are subject to underwriting standards and processes similar to commercial and agricultural operating loans, in addition to those unique to real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial and agricultural real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan.  Loan to value is generally 75% of the cost or appraised value of the assets.  Appraisals on properties securing these loans are performed by fee appraisers approved by the Board of Directors.  Because payments on commercial and agricultural real estate loans are often dependent on the successful operation or management of the properties, repayment of such loans may be subject to adverse conditions in the real estate market or the economy.  Management monitors and evaluates commercial and agricultural real estate loans based on collateral and risk rating criteria. The Corporation may require guarantees on these loans.  The Corporation’s commercial and agricultural real estate loans are secured primarily by properties located in its primary market area.

Commercial and agricultural operating loans are underwritten based on the Corporation’s examination of current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed.  This underwriting includes the evaluation of cash flows of the borrower, underlying collateral, if applicable and the borrower’s ability to manage its business activities. The cash flows of borrowers and the collateral securing these loans may fluctuate in value after the initial evaluation. A first priority lien on the general assets of the business normally secures these types of loans. Loan to value limits vary and are dependent upon the nature and type of the underlying collateral and the financial strength of the borrower. Crop and/or hail insurance may be required for agricultural borrowers.  Loans are generally guaranteed by the principal(s). The Corporation’s commercial and agricultural operating lending is primarily in its primary market area.

The Corporation maintains an internal audit department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management and the audit committee. The internal audit process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation’s policies and procedures.

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2014, 2013 and 2012:

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2013	$305,434	$3,346,286	$344,803	$17,868	$4,014,391
Provision (credit) charged to
expenses	(563,961)	(4,254)	125,961	12,254	(430,000)
Losses charged off	(97,901)	(270,032)	(116,812)	(12,197)	(496,942)
Recoveries	554,795	183,148	8,943	5,173	752,059
Balance at December 31, 2014	$198,367	$3,255,148	$362,895	$23,098	$3,839,508

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2012	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605
Provision (credit) charged to
expenses	(518,117)	(25,938)	(264,301)	(24,569)	(832,925)
Losses charged off	(218,394)	(2,394,884)	(3,896)	(23,305)	(2,640,479)
Recoveries	14,108	526,933	10,709	18,440	570,190
Balance at December 31, 2013	$305,434	$3,346,286	$344,803	$17,868	$4,014,391

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2011	$2,596,629	$4,847,234	$998,941	$100,563	$8,543,367
Provision charged to expenses	(1,525,666)	2,073,148	(265,675)	(81,807)	200,000
Losses charged off	(78,636)	(2,023,969)	(144,443)	(14,223)	(2,261,271)
Recoveries	35,510	343,762	13,468	42,769	435,509
Balance at December 31, 2012	$1,027,837	$5,240,175	$602,291	$47,302	$6,917,605

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2014 and 2013:

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2014
Allowance for loan losses:
Attributable to loans individually
evaluated for impairment	$-	$806,944	$-	$-	$806,944
Collectively evaluated for
impairment	198,367	2,448,204	362,895	23,098	3,032,564
Total allowance for loan losses	$198,367	$3,255,148	$362,895	$23,098	$3,839,508

Loans:
Individually evaluated for
impairment	$197,803	$3,483,640	$-	$-	$3,681,443
Acquired with deteriorated credit
quality	20,573	1,060,927	201,343	652	1,283,495
Collectively evaluated for
impairment	63,604,790	207,402,083	80,166,430	4,798,923	355,972,226
Total ending loans balance	$63,823,166	$211,946,650	$80,367,773	$4,799,575	$360,937,164

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2013
Allowance for loan losses:
Attributable to loans individually
evaluated for impairment	$-	$179,016	$-	$-	$179,016
Collectively evaluated for
impairment	305,434	3,167,270	344,803	17,868	3,835,375
Total allowance for loan losses	$305,434	$3,346,286	$344,803	$17,868	$4,014,391

Loans:
Individually evaluated for
impairment	$401,028	$2,316,969	$81,437	$-	$2,799,434
Collectively evaluated for
impairment	50,904,208	181,529,447	56,146,111	3,933,869	292,513,635
Total ending loans balance	$51,305,236	$183,846,416	$56,227,548	$3,933,869	$295,313,069

The following is a summary of the activity in the allowance for loan losses of impaired loans, which is a part of the Corporation’s overall allowance for loan losses for the years ended December 31, 2014, 2013, and 2012:

	2014	2013	2012

Balance at beginning of year	$179,016	$2,921,950	$1,990,225
Provision charged to expenses	262,834	(573,330)	2,497,649
Loans charged off	(230,905)	(2,419,873)	(1,574,114)
Recoveries	595,999	250,269	8,190
Balance at end of year	$806,944	$179,016	$2,921,950

No additional funds are committed to be advanced in connection with impaired loans.

The average balance of impaired loans (excluding loans acquired with deteriorated credit quality) approximated $3,851,000,  $9,761,000, and $17,188,000, during 2014, 2013, and 2012, respectively.  There was approximately $197,000,  $203,000, and $214,000 in interest income recognized by the Corporation on impaired loans on an accrual or cash basis during 2014, 2013, and 2012, respectively.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2014 and 2013:

	2014		2013
	Recorded investment	Allowance for loan losses allocated	Recorded investment	Allowance for loan losses allocated
With no related allowance
recorded:
Commercial	$-	$-	$-	$-
Commercial and multi-family real
estate	1,005,067	-	1,007,702	-
Agriculture	-	-	401,028	-
Agricultural real estate	-	-	649,036	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	81,437	-
With an allowance recorded:
Commercial	197,803	85,561	-	-
Commercial and multi-family real
estate	2,478,573	721,383	660,231	179,016
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
Total	$3,681,443	$806,944	$2,799,434	$179,016

The following table presents the recorded investment in nonaccrual loans, loans past due over 90 days still on accrual and troubled debt restructurings by class of loans as of December 31, 2014 and 2013:

	2014			2013
	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans past due over 90 days still accruing	Troubled Debt Restructurings
Commercial	$199,160	$25,284	$-	$294,475	$-	$294,475
Commercial real estate	3,351,521	1,253,936	1,967,898	2,966,751	-	43,508
Agricultural real estate	78,640	-	-	915,992	-	-
Agriculture	-	-	-	401,028	-	-
Consumer	4,450	758	-	7,551	3,112	-
Residential:
1 – 4 family	1,355,060	210,793	153,260	1,722,107	17,010	157,715
Home equity	231,885	22,228	-	203,520	16,748	-
Total	$5,220,716	$1,512,999	$2,121,158	$6,511,424	$36,870	$495,698

The nonaccrual balances in the table above include troubled debt restructurings that have been classified as nonaccrual.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2014 and 2013 by class of loans:

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2014
Commercial	$212,495	$210,541	$36,494	$459,530	$48,300,122	$48,759,652
Commercial real estate	1,150,611	1,852,191	3,053,809	6,056,611	181,172,227	187,228,838
Agriculture	49,312	-	-	49,312	15,014,202	15,063,514
Agricultural real estate	-	-	17,535	17,535	24,700,277	24,717,812
Consumer	26,295	44,537	2,941	73,773	4,725,802	4,799,575
Residential real estate	249,963	386,278	732,913	1,369,154	78,998,619	80,367,773
Total	$1,688,676	$2,493,547	$3,843,692	$8,025,915	$352,911,249	$360,937,164

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans not past due	Total
2013
Commercial	$130,843	$4,021	$-	$134,864	$37,970,866	$38,105,730
Commercial real estate	212,864	115,269	2,465,193	2,793,326	155,909,193	158,702,519
Agriculture	-	-	401,028	401,028	12,798,477	13,199,505
Agricultural real estate	-	-	805,868	805,868	24,338,030	25,143,898
Consumer	68,583	24,514	10,663	103,760	3,830,109	3,933,869
Residential real estate	501,003	930,154	479,098	1,910,255	54,317,293	56,227,548
Total	$913,293	$1,073,958	$4,161,850	$6,149,101	$289,163,968	$295,313,069

Credit Quality Indicators:

The Corporation categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as:  current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Corporation analyzes loans individually by classifying the loans as to the credit risk.  This analysis generally includes loans with an outstanding balance greater than $250,000 and non-homogenous loans, such as commercial and commercial real estate loans.  This analysis is performed on a quarterly basis.  The Corporation uses the following definitions for risk ratings:

•

Special Mention:  Loans which possess some credit deficiency or potential weakness which deserves close attention, but which do not yet warrant substandard classification.  Such loans pose unwarranted financial risk that, if not corrected, could weaken the loan and increase risk in the future.  The key distinctions of a Special Mention classification are that (1) it is indicative of an unwarranted level of risk, and (2) weaknesses are considered "potential", versus "defined", impairments to the primary source of loan repayment.

•

Substandard:  These loans are inadequately protected by the current sound net worth and paying ability of the borrower.  Loans of this type will generally display negative financial trends such as poor or negative net worth, earnings or cash flow.  These loans may also have historic and/or severe delinquency problems, and Corporation management may depend on secondary repayment sources to liquidate these loans.  The Corporation could sustain some degree of loss in these loans if the weaknesses remain uncorrected.

•

Doubtful:  Loans in this category display a high degree of loss, although the amount of actual loss at the time of classification is undeterminable.  This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans.  Loans listed as not rated are generally either less than $250,000 or are included in groups of homogenous loans. As of December 31, 2014 and 2013, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	Pass	Special Mention	Substandard	Doubtful	Not rated

2014
Commercial	$61,929,304	$1,515,485	$180,574	$197,803	$-
Commercial and multi-family real estate	193,153,694	9,780,593	8,902,162	110,202	-
Residential 1 - 4 family	-	-	110,759	-	80,257,013
Consumer	-	-	758	-	4,798,817
Total	$255,082,998	$11,296,078	$9,194,253	$308,005	$85,055,830

	Pass	Special Mention	Substandard	Doubtful	Not rated

2013
Commercial	$49,943,918	$960,289	$-	$401,028	$-
Commercial and multi-family real estate	169,094,313	5,755,107	8,347,961	649,036	-
Residential 1 - 4 family	-	-	75,000	6,437	56,146,111
Consumer	-	-	8,744	-	3,925,125
Total	$219,038,231	$6,715,396	$8,431,705	$1,056,501	$60,071,236

The Corporation considers the performance of the loan portfolio and its impact on the allowance for loan losses.  For residential 1 – 4 family and consumer loan classes that are not rated, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  Generally, consumer and residential 1-4 family loans not rated that are 90 days past due or are classified as nonaccrual and collectively evaluated for impairment, are considered nonperforming.  The following table presents the recorded investment in residential 1 – 4 family and consumer loans that are not risk rated, based on payment activity as of December 31, 2014 and 2013:

	2014		2013
	Consumer	Residential 1 - 4 family	Consumer	Residential 1 - 4 family
Performing	$4,788,985	$78,045,118	$3,914,625	$54,501,907
Nonperforming	9,832	2,211,895	10,500	1,644,204

Total	$4,798,817	$80,257,013	$3,925,125	$56,146,111

Modifications:

The Corporation’s loan portfolio also includes certain loans that have been modified in a TDR, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties.  These concessions typically result from the Corporation’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions.  All TDRs are also classified as impaired loans.

When the Corporation modifies a loan, management evaluates any possible concession based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral.  In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows.  If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment is recognized through a specific reserve in the allowance or a direct write down of the loan balance if collection is not expected.

The following table includes the recorded investment and number of modifications for TDR loans during the year ended December 31, 2014 and December 31, 2013

	Number of modifications	Recorded investment	Allowance for loan losses allocated
2014
Commercial Real Estate	1	$1,967,706	$606,179

2013
Commercial Real Estate	2	148,920	-

In 2014, the concession granted which resulted in the TDR was the Bank agreed to extend an interest only period to the borrower.  In 2013, one borrower was given a below-market interest rate, and the other was granted an interest only period.  In 2013, there was no allowance allocated due to the difference between the recorded investment and present value of future cash flows not being significant.

The following is additional information with respect to loans acquired with The Ohio State Bank acquisition:

			Contractually
		Related	required
	Outstanding	carrying	principal	Cash flows
	balance as of	amount as of	payments	expected to be	Fair Value
	December 31,	December 31,	receivable as of	collected as of	as of
	2014	2014	November 14, 2014	November 14, 2014	November 14, 2014
Commercial	$6,442,145	$6,319,832	$6,445,939	$6,608,680	$6,267,652
Commercial and mult family real
estate	31,085,938	27,352,145	33,034,992	34,331,713	28,939,614
Residential 1 -4 family	21,607,438	21,146,818	22,218,730	25,154,590	21,475,734
Consumer	1,206,674	1,174,493	1,324,979	1,400,009	1,290,738
Total	$60,342,195	$55,993,288	$63,024,640	$67,494,992	$57,973,738

There was not a significant change in the amount of accretable yield at the beginning and end of the period since the date of the acquisition and end of the period were so close.

As a result of The Ohio State Bank acquisition, the Corporation has loans, for which there was at acquisition, evidence of deterioration of credit quality since origination and for which it was probable at acquisition, that all contractually required payments would not be collected.  The carrying amount of those loans as of November 14, 2014 and December 31, 2014 was $958,744 and $870,037, respectively.

No provision for loan losses was recognized during the year ended December 31, 2014 related to the acquired loans as there was no significant change to the valuation of loans acquired from November 14, 2014 to December 31, 2014.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan customers of the Corporation.  Such loans are made in the ordinary course of business in accordance with the normal lending policies of the Corporation, including the interest rate charged and collateralization.  Such loans amounted to $34,391,  $45,480, and $989,194 at December 31, 2014, 2013, and 2012, respectively.  The following is a summary of activity during 2014, 2013, and 2012 for such loans:

	2014	2013	2012
Beginning of year	$45,480	$989,194	$3,013,156
Additions	4,045	-	-
Repayments	(15,134)	(943,714)	(2,023,962)
End of year	$34,391	$45,480	$989,194

Additions and repayments include loan renewals, as well as net borrowings and repayments under revolving lines-of-credit.